Accounts payable, accrued liabilities and asset retirement obligations, Components of Accounts Payable (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)
Components of Accounts Payable [Abstract]
Suppliers	$ 61,741,976		$ 63,235,934
Sundry creditors	92,286,367		88,637,103
Interest payable	8,959,701		6,616,584
Guarantee deposits from customers	1,669,103		1,455,109
Dividends payable	2,266,987		2,152,686
Total	166,924,134	$ 8,236	162,097,416
Disclosure of detailed information about intangible assets [line items]
Accounts payable	17,224,845	$ 850	$ 0
Operating licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Accounts payable	$ 17,224,845